Inventories (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Inventories
Schedule of inventories

Inventories consisted of the following (in thousands):

	September 30,	December 31,
	2014	2013
Distillates: home heating oil, diesel and kerosene	$208,578	$272,760
Gasoline	98,260	96,539
Gasoline blendstocks	64,104	54,076
Renewable identification numbers (RINs)	2,012	3,186
Crude oil	29,884	87,022
Residual oil	40,059	48,793
Propane and other	4,250	3,443
Convenience store inventory	8,562	6,987
Total	$455,709	$572,806

Inventories consisted of the following at December 31 (in thousands):

	2013	2012
Distillates: home heating oil, diesel and kerosene	$272,760	$235,029
Gasoline	96,539	144,269
Gasoline blendstocks	54,076	119,932
Renewable identification numbers (RINs)	3,186	19,384
Crude oil	87,022	80,273
Residual oil	48,793	29,150
Propane and other	3,443	—
Convenience store inventory	6,987	6,630

Total	$572,806	$634,667